CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (82,553)	$ (17,471)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	5,079	3,994
Non-cash interest expense, including interest expenses associated with debt issuance costs	3,902	2,116
Stock-based compensation	760	456
Change in fair value of warrants and embedded derivative	66,397	(1,009)
Noncash lease expense	160	141
Accretion expense	50	114
Impairment of energy storage systems	613	237
Changes in operating assets and liabilities:
Accounts receivable	(955)	206
Inventory	(1,466)	(5,104)
Other assets	(4,690)	(2,660)
Contract origination costs	(779)	(742)
Accounts payable and accrued expenses	8,640	1,081
Deferred revenue	2,992	8,016
Lease liabilities	(176)	(152)
Other liabilities	199	107
Net cash used in operating activities	(1,827)	(10,670)
INVESTING ACTIVITIES
Purchase of energy storage systems	(1,525)	(1,911)
Capital expenditures on internally-developed software	(1,238)	(1,399)
Net cash used in investing activities	(2,763)	(3,310)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and warrants	2,894	21
Proceeds from financing obligations	2,732	3,912
Repayment of financing obligations	(3,369)	(1,860)
Proceeds from issuance of convertible notes, net of issuance costs of $8 and $238 for the three months ended March 31, 2021 and 2020, respectively	1,118	14,050
Proceeds from issuance of notes payable	3,879	0
Repayment of notes payable	(161)	(3,968)
Net cash provided by financing activities	7,093	12,155
Effect of exchange rate changes on cash and cash equivalents	428	(184)
Net increase (decrease) in cash and cash equivalents	2,931	(2,009)
Cash and cash equivalents, beginning of period	6,942	12,889
Cash and cash equivalents, end of period	9,873	10,880
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	1,480	1,895
NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in asset retirement costs and asset retirement obligation	37	4
Purchases of energy storage systems in accounts payable	1,260	66
Conversion of accrued interest into outstanding note payable	256	0
Settlement of warrant liability into preferred stock due to exercise	253	0
Stock-based compensation capitalized to internal-use software	$ 24	$ 0